Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)
January 31, 2025

Number of Shares		Value
Common Stocks 88.7%
Apartments 9.6%
27,506	AvalonBay Communities, Inc.	$6,092,854 (a)
45,490	Camden Property Trust	5,172,668 (a)
124,664	UDR, Inc.	5,203,475 (a)
16,468,997
Data Centers 4.7%
30,507	Digital Realty Trust, Inc.	4,998,877 (a)
3,288	Equinix, Inc.	3,004,114 (a)
8,002,991
Free Standing 2.1%
64,923	Realty Income Corp.	3,547,393 (a)
Gaming 2.8%
45,945	Gaming & Leisure Properties, Inc.	2,223,279
85,890	VICI Properties, Inc.	2,556,945
4,780,224
Health Care 13.4%
138,300	American Healthcare REIT, Inc.	3,912,507
151,532	Omega Healthcare Investors, Inc.	5,615,776 (a)
100,236	Ventas, Inc.	6,056,259 (a)
53,227	Welltower, Inc.	7,264,421 (a)
22,848,963
Industrial 6.7%
79,003	Prologis, Inc.	9,421,108 (a)
60,533	STAG Industrial, Inc.	2,069,018 (a)
11,490,126
Manufactured Homes 3.6%
30,096	Equity LifeStyle Properties, Inc.	1,969,783
33,320	Sun Communities, Inc.	4,214,980 (a)
6,184,763
Mortgage Commercial Financing 5.3%
227,316	Blackstone Mortgage Trust, Inc. Class A	4,091,688 (a)
252,347	Starwood Property Trust, Inc.	4,882,914 (a)
8,974,602
Mortgage Home Financing 5.0%
434,315	AGNC Investment Corp.	4,330,121 (a)
210,839	Annaly Capital Management, Inc.	4,303,224 (a)
8,633,345
Office 3.5%
30,583	BXP, Inc.	2,236,841
123,776	Highwoods Properties, Inc.	3,687,287 (a)
5,924,128
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Regional Malls 7.2%
70,568	Simon Property Group, Inc.	$12,268,953 (a)
Self Storage 4.8%
27,304	Public Storage	8,149,698 (a)
Shopping Centers 4.8%
255,692	Kimco Realty Corp.	5,740,285 (a)
140,061	Retail Opportunity Investments Corp.	2,446,866 (a)
		8,187,151
Single Family Homes 1.5%
81,395	Invitation Homes, Inc.	2,535,454
Specialty 3.6%
60,713	Iron Mountain, Inc.	6,166,619 (a)
Telecommunications 10.1%
56,976	American Tower Corp.	10,537,711 (a)
74,315	Crown Castle, Inc.	6,634,843 (a)
		17,172,554

Total Common Stocks (Cost $141,355,729)		151,335,961
Preferred Stocks(b) 41.1%
Data Centers 1.6%
38,326	Digital Realty Trust, Inc., Series K, 5.85%	902,577
85,449	Digital Realty Trust, Inc., Series L, 5.20%	1,782,466 (a)
		2,685,043
Diversified 2.6%
93,000	Armada Hoffler Properties, Inc., Series A, 6.75%	2,067,390 (a)
80,155	Gladstone Commercial Corp., Series G, 6.00%	1,662,415
29,000	Global Net Lease, Inc., Series A, 7.25%	646,120
		4,375,925
Free Standing 1.9%
184,350	Agree Realty Corp., Series A, 4.25%	3,312,770 (a)
Industrial 0.1%
10,000	Rexford Industrial Realty, Inc., Series B, 5.88%	228,500
Lodging/Resorts 5.7%
116,869	Ashford Hospitality Trust, Inc., Series G, 7.38%	1,743,101 (a)
192,900	Chatham Lodging Trust, Series A, 6.63%	4,031,610
21,350	DiamondRock Hospitality Co., Series A, 8.25%	538,874 (a)
33,179	Pebblebrook Hotel Trust, Series G, 6.38%	664,243
55,420	Summit Hotel Properties, Inc., Series E, 6.25%	1,154,399 (a)
36,990	Summit Hotel Properties, Inc., Series F, 5.88%	713,907
30,000	Sunstone Hotel Investors, Inc., Series H, 6.13%	634,500
12,400	Sunstone Hotel Investors, Inc., Series I, 5.70%	254,696
		9,735,330
Manufactured Homes 0.5%
40,173	UMH Properties, Inc., Series D, 6.38%	911,927
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Mortgage Commercial Financing 0.3%
30,000	KKR Real Estate Finance Trust, Inc., Series A, 6.50%	$577,500 (a)
Office 7.5%
6,000	Highwoods Properties, Inc., Series A, 8.63%	6,314,488
146,404	Hudson Pacific Properties, Inc., Series C, 4.75%	2,042,336
14,188	SL Green Realty Corp., Series I, 6.50%	334,127
43,000	Vornado Realty Trust, Series L, 5.40%	764,540
134,100	Vornado Realty Trust, Series M, 5.25%	2,350,773
50,875	Vornado Realty Trust, Series N, 5.25%	893,365 (a)
5,143	Vornado Realty Trust, Series O, 4.45%	76,528
		12,776,157
Real Estate Management & Development 0.4%
50,000	Brookfield Property Partners LP, Series A, 5.75%	703,500
Self Storage 6.9%
27,100	National Storage Affiliates Trust, Series A, 6.00%	613,544
31,050	Public Storage, Series H, 5.60%	738,990
29,000	Public Storage, Series I, 4.88%	600,590
33,176	Public Storage, Series J, 4.70%	653,235 (a)
105,000	Public Storage, Series K, 4.75%	2,096,850 (a)
80,793	Public Storage, Series L, 4.63%	1,570,616 (a)
31,700	Public Storage, Series M, 4.13%	553,482 (a)
118,790	Public Storage, Series P, 4.00%	1,999,236 (a)
19,775	Public Storage, Series Q, 3.95%	329,847
154,200	Public Storage, Series S, 4.10%	2,658,408 (a)
		11,814,798
Shopping Centers 4.6%
17,851	Cedar Realty Trust, Inc., Series C, 6.50%	264,016
34,375	CTO Realty Growth, Inc., Series A, 6.38%	778,594
55,600	Federal Realty Investment Trust, Series C, 5.00%	1,195,956
12,369	Kimco Realty Corp., Series L, 5.13%	258,759
49,825	Kimco Realty Corp., Series M, 5.25%	1,070,241 (a)
14,900	Regency Centers Corp., Series A, 6.25%	351,193
123,750	Regency Centers Corp., Series B, 5.88%	2,753,438
50,674	Saul Centers, Inc., Series E, 6.00%	1,081,890 (a)
		7,754,087
Single Family Homes 2.5%
170,720	American Homes 4 Rent, Series G, 5.88%	3,948,754 (a)
13,000	American Homes 4 Rent, Series H, 6.25%	313,560
		4,262,314
Specialty 0.4%
31,908	EPR Properties, Series G, 5.75%	633,055 (a)
Telecommunications 6.1%
263,166	DigitalBridge Group, Inc., Series I, 7.15%	6,355,459 (a)
165,800	DigitalBridge Group, Inc., Series J, 7.13%	3,984,174 (a)
		10,339,633
Total Preferred Stocks (Cost $81,641,108)		70,110,539
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Units		Value
Master Limited Partnerships and Limited Partnerships 0.8%
Real Estate Management & Development 0.8%
90,388	Brookfield Property Preferred LP, 6.25% (Cost $2,259,939)	$1,398,302
Number of Shares

Short-Term Investments 0.3%
Investment Companies 0.3%
568,116	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(c) (Cost $568,116)	568,116
Total Investments 130.9% (Cost $225,824,892)		223,412,918
Liabilities Less Other Assets (30.9)%		(52,795,628)
Net Assets Applicable to Common Stockholders 100.0%		$170,617,290

(a)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Represents 7-day effective yield as of January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$151,335,961	$—	$—	$151,335,961
Preferred Stocks
Office	6,461,669	6,314,488	—	12,776,157
Other Preferred Stocks#	57,334,382	—	—	57,334,382
Total Preferred Stocks	63,796,051	6,314,488	—	70,110,539
Master Limited Partnerships and Limited Partnerships#	1,398,302	—	—	1,398,302
Short-Term Investments	—	568,116	—	568,116
Total Investments	$216,530,314	$6,882,604	$—	$223,412,918

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2025
Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement” ("ASC 820"), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, master limited partnerships and limited partnerships, and certain preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations. The value of certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)  (cont’d)
the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.